UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

550 E. Swedesford Road, Suite 120 Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors 550 E. Swedesford Road, Suite 120 Wayne, PA 19087
(Name and address of agent for service)

With Copy To:
Josh Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Conestoga Small Cap Fund

Institutional Class (CCALX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/small-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.90%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2000® Growth Index, over the last six months ended March 31, 2025. Stock selection effects detracted from returns relative to the Russell 2000® Growth Index, while sector allocations added to relative returns.

     Negative stock selection effects were most prominent in the Industrials sector where Exponent Inc., AAON Inc., and Transcat Inc. each detracted from returns over the six months ended March 31, 2025. Stock selection was also challenging in the Consumer Discretionary sector, where the Fund’s positions in SiteOne Landscape Supply Inc. and Fox Factory Holding Corp. detracted from relative returns. Fox Factory Holding Corp. was sold from the Fund during the six months ended March 31, 2025. Stock selection was notably positive in the Basic Materials and Health Care sectors.

     Positive sector allocation effects were driven by the Fund’s overweight to Utilities and Technology, and by underweights to Health Care and Energy.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga Small Cap Fund - Institutional Class - $614,619
Russell 2000® Growth Index - $453,707
Russell 3000® Index - $762,869
$770,000
$660,000
$550,000
$440,000
$330,000
$220,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2015	$250,000	$250,000	$250,000
Mar-2016	$248,618	$220,389	$249,144
Mar-2017	$306,170	$271,153	$294,156
Mar-2018	$387,177	$321,670	$334,788
Mar-2019	$431,032	$334,064	$364,138
Mar-2020	$386,571	$271,997	$330,909
Mar-2021	$643,913	$517,341	$537,821
Mar-2022	$616,457	$443,220	$601,953
Mar-2023	$588,596	$396,256	$550,304
Mar-2024	$663,409	$476,881	$711,506
Mar-2025	$614,619	$453,707	$762,869

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Institutional Class	-10.53%	-7.35%	9.72%	9.41%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2000® Growth Index	-9.60%	-4.86%	10.78%	6.14%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$3,604,422,011
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$16,883,750
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Industrials
37.9%
Technology
24.1%
Health Care
13.8%
Basic Materials
6.8%
Utilities
4.7%
Real Estate
3.6%
Financials
2.9%
Consumer Discretionary
2.3%
Telecommunications
1.9%
Consumer Staples
1.6%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.6%
Telecommunications	1.9%
Consumer Discretionary	2.3%
Financials	2.9%
Real Estate	3.6%
Utilities	4.7%
Basic Materials	6.8%
Health Care	13.8%
Technology	24.1%
Industrials	37.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.7%
Descartes Systems Group, Inc. (The)	4.4%
Construction Partners, Inc. - Class A	3.8%
Merit Medical Systems, Inc.	3.7%
RBC Bearings, Inc.	3.7%
FirstService Corporation	3.6%
Exponent, Inc.	3.5%
ESCO Technologies, Inc.	3.3%
Balchem Corporation	3.1%
Simpson Manufacturing Company, Inc.	2.9%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Institutional Class (CCALX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCALX

Conestoga Small Cap Fund

Investors Class (CCASX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/small-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$52	1.10%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2000® Growth Index, over the last six months ended March 31, 2025. Stock selection effects detracted from returns relative to the Russell 2000® Growth Index, while sector allocations added to relative returns.

     Negative stock selection effects were most prominent in the Industrials sector where Exponent Inc., AAON Inc., and Transcat Inc. each detracted from returns over the six months ended March 31, 2025. Stock selection was also challenging in the Consumer Discretionary sector, where the Fund’s positions in SiteOne Landscape Supply Inc. and Fox Factory Holding Corp. detracted from relative returns. Fox Factory Holding Corp. was sold from the Fund during the six months ended March 31, 2025. Stock selection was notably positive in the Basic Materials and Health Care sectors.

     Positive sector allocation effects were driven by the Fund’s overweight to Utilities and Technology, and by underweights to Health Care and Energy.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga Small Cap Fund - Investors Class - $24,090
Russell 2000® Growth Index - $18,148
Russell 3000® Index - $30,515
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,922	$8,816	$9,966
Mar-2017	$12,196	$10,846	$11,766
Mar-2018	$15,388	$12,867	$13,392
Mar-2019	$17,099	$13,363	$14,566
Mar-2020	$15,301	$10,880	$13,236
Mar-2021	$25,440	$20,694	$21,513
Mar-2022	$24,310	$17,729	$24,078
Mar-2023	$23,164	$15,850	$22,012
Mar-2024	$26,053	$19,075	$28,460
Mar-2025	$24,090	$18,148	$30,515

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Investors Class	-10.61%	-7.54%	9.50%	9.19%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2000® Growth Index	-9.60%	-4.86%	10.78%	6.14%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$3,604,422,011
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$16,883,750
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.6%
Telecommunications	1.9%
Consumer Discretionary	2.3%
Financials	2.9%
Real Estate	3.6%
Utilities	4.7%
Basic Materials	6.8%
Health Care	13.8%
Technology	24.1%
Industrials	37.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.7%
Descartes Systems Group, Inc. (The)	4.4%
Construction Partners, Inc. - Class A	3.8%
Merit Medical Systems, Inc.	3.7%
RBC Bearings, Inc.	3.7%
FirstService Corporation	3.6%
Exponent, Inc.	3.5%
ESCO Technologies, Inc.	3.3%
Balchem Corporation	3.1%
Simpson Manufacturing Company, Inc.	2.9%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Investors Class (CCASX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCASX

Conestoga SMid Cap Fund

Institutional Class (CCSGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga SMid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/smid-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.85%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index but outperformed its primary benchmark, the Russell 2500® Growth Index, over the last six months ended March 31, 2025. Positive stock selection was the primary driver of the outperformance while sector allocation effects detracted modestly.

     Stock selection effects were most positive in the Industrials, Technology, and Basic Materials sectors. Performance was broad-based in the Industrials sector with nine of the Fund’s eleven positions adding value. Axon Enterprise Inc. was the leading contributor over the last six months ended March 31, 2025. Within Technology, the Fund's holdings in the software industry added the most value with positions in Paycor HCM leading the way higher. Basic Materials was another strong area for the Fund as both positions in the sector, RBC Bearings Inc. and Balchem Corp., contributed to relative returns.

     Negative stock selection proved most challenging in the Health Care sector. Shares of Neogen Corp., Teleflex Inc., and Bio-Techne Corp. traded sharply lower over the last six months ended March, 31, 2025. The Fund was also hurt by its lack of exposure to the Consumer Staples, Energy, and Telecommunications sectors.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga SMid Cap Fund - Institutional Class - $667,741
Russell 2500® Growth Index - $512,205
Russell 3000® Index - $762,869
$775,000
$665,000
$555,000
$445,000
$335,000
$225,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2015	$250,000	$250,000	$250,000
Mar-2016	$236,038	$226,081	$249,144
Mar-2017	$288,198	$270,781	$294,156
Mar-2018	$378,483	$324,721	$334,788
Mar-2019	$421,312	$349,219	$364,138
Mar-2020	$386,857	$298,934	$330,909
Mar-2021	$635,571	$560,496	$537,821
Mar-2022	$622,324	$503,794	$601,953
Mar-2023	$558,253	$451,643	$550,304
Mar-2024	$668,552	$547,043	$711,506
Mar-2025	$667,741	$512,205	$762,869

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Institutional Class	-6.76%	-0.12%	11.54%	10.32%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2500® Growth Index	-8.63%	-6.37%	11.37%	7.44%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$643,662,088
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$2,575,273
  Portfolio Turnover Rate8%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Industrials
37.0%
Technology
22.0%
Consumer Discretionary
12.6%
Health Care
11.4%
Basic Materials
5.9%
Utilities
4.9%
Real Estate
3.9%
Financials
2.3%

Value	Value
Financials	2.3%
Real Estate	3.9%
Utilities	4.9%
Basic Materials	5.9%
Health Care	11.4%
Consumer Discretionary	12.6%
Technology	22.0%
Industrials	37.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.9%
Rollins, Inc.	4.0%
FirstService Corporation	3.9%
Tyler Technologies, Inc.	3.8%
Watsco, Inc.	3.6%
Descartes Systems Group, Inc. (The)	3.6%
Construction Partners, Inc. - Class A	3.6%
Merit Medical Systems, Inc.	3.5%
RBC Bearings, Inc.	3.5%
HEICO Corporation - Class A	3.4%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Institutional Class (CCSGX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCSGX

Conestoga SMid Cap Fund

Investors Class (CCSMX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga SMid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/smid-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$53	1.10%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index but outperformed its primary benchmark, the Russell 2500® Growth Index, over the last six months ended March 31, 2025. Positive stock selection was the primary driver of the outperformance while sector allocation effects detracted modestly.

     Stock selection effects were most positive in the Industrials, Technology, and Basic Materials sectors. Performance was broad-based in the Industrials sector with nine of the Fund’s eleven positions adding value. Axon Enterprise Inc. was the leading contributor over the last six months ended March 31, 2025. Within Technology, the Fund's holdings in the software industry added the most value with positions in Paycor HCM leading the way higher. Basic Materials was another strong area for the Fund as both positions in the sector, RBC Bearings Inc. and Balchem Corp., contributed to relative returns.

     Negative stock selection proved most challenging in the Health Care sector. Shares of Neogen Corp., Teleflex Inc., and Bio-Techne Corp. traded sharply lower over the last six months ended March, 31, 2025. The Fund was also hurt by its lack of exposure to the Consumer Staples, Energy, and Telecommunications sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga SMid Cap Fund - Investors Class - $26,053
Russell 2500® Growth Index - $20,488
Russell 3000® Index - $30,515
$35,000
$25,000
$15,000
$5,000
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,420	$9,043	$9,966
Mar-2017	$11,466	$10,831	$11,766
Mar-2018	$15,029	$12,989	$13,392
Mar-2019	$16,680	$13,969	$14,566
Mar-2020	$15,289	$11,957	$13,236
Mar-2021	$25,046	$22,420	$21,513
Mar-2022	$24,461	$20,152	$24,078
Mar-2023	$21,895	$18,066	$22,012
Mar-2024	$26,150	$21,882	$28,460
Mar-2025	$26,053	$20,488	$30,515

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Investors Class	-6.89%	-0.37%	11.25%	10.05%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2500® Growth Index	-8.63%	-6.37%	11.37%	7.44%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$643,662,088
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$2,575,273
  Portfolio Turnover Rate8%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Financials	2.3%
Real Estate	3.9%
Utilities	4.9%
Basic Materials	5.9%
Health Care	11.4%
Consumer Discretionary	12.6%
Technology	22.0%
Industrials	37.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.9%
Rollins, Inc.	4.0%
FirstService Corporation	3.9%
Tyler Technologies, Inc.	3.8%
Watsco, Inc.	3.6%
Descartes Systems Group, Inc. (The)	3.6%
Construction Partners, Inc. - Class A	3.6%
Merit Medical Systems, Inc.	3.5%
RBC Bearings, Inc.	3.5%
HEICO Corporation - Class A	3.4%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Investors Class (CCSMX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCSMX

Conestoga Mid Cap Fund

Institutional Class (CCMAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/mid-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.80%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index and its primary benchmark, the Russell Midcap® Growth Index, over the last six months ended March 31, 2025. Both stock selection and sector allocation effects detracted from relative returns.

     Stock selection effects were most negative in the Technology sector. Artificial intelligence-related stocks experienced outsized returns in 2024 and the Fund’s lack of holdings in these types of companies generated significant underperformance relative to the Russell 3000® Index and the Russell Midcap® Growth Index. While this reversed in the first quarter of 2025, the impact over the six months ended March 31, 2025, was still negative. Other technology stocks which generated negative stock selection effects were Gartner Inc. and Bentley Systems Inc.

     Stock selection was also negative in the Health Care sector, where the Fund’s positions in Bio-Techne Corp., West Pharmaceutical Services Inc., and Teleflex Inc. detracted from relative returns.

     Stock selection was most positive in the Consumer Discretionary sector, led by Rollins Inc. and Copart Inc.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

Conestoga Mid Cap Fund - Institutional Class - $241,000
Russell 3000® Index - $327,786
Russell Midcap® Growth Index - $265,716
$350,000
$320,000
$290,000
$260,000
$230,000
$200,000
Jun-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga Mid Cap Fund - Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$250,000	$250,000	$250,000
Mar-2022	$233,250	$258,644	$222,069
Mar-2023	$206,250	$236,452	$203,154
Mar-2024	$241,500	$305,717	$256,549
Mar-2025	$241,000	$327,786	$265,716

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	Since Inception (June 29, 2021)**
Conestoga Mid Cap Fund - Institutional Class	-3.89%	-0.21%	-0.97%
Russell 3000® Index	-2.21%	7.22%	7.48%
Russell Midcap® Growth Index	0.44%	3.57%	1.64%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$3,084,864
  Total Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate5%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Industrials
29.0%
Technology
21.5%
Consumer Discretionary
19.3%
Health Care
15.1%
Utilities
5.1%
Real Estate
3.5%
Financials
1.9%
Other Assets in Excess of Liabilities
4.6%

Value	Value
Other Assets in Excess of Liabilities	4.6%
Financials	1.9%
Real Estate	3.5%
Utilities	5.1%
Health Care	15.1%
Consumer Discretionary	19.3%
Technology	21.5%
Industrials	29.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.6%
HEICO Corporation - Class A	5.5%
Verisk Analytics, Inc.	5.2%
Waste Connections, Inc.	5.1%
Copart, Inc.	4.7%
Tyler Technologies, Inc.	4.7%
Fortinet, Inc.	4.0%
Roper Technologies, Inc.	3.8%
CoStar Group, Inc.	3.5%
Gartner, Inc.	3.4%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Mid Cap Fund - Institutional Class (CCMAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCMAX

Conestoga Mid Cap Fund

Investors Class (CCMMX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/mid-cap-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$51	1.05%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund underperformed the Russell 3000® Index and its primary benchmark, the Russell Midcap® Growth Index, over the last six months ended March 31, 2025. Both stock selection and sector allocation effects detracted from relative returns.

     Stock selection effects were most negative in the Technology sector. Artificial intelligence-related stocks experienced outsized returns in 2024 and the Fund’s lack of holdings in these types of companies generated significant underperformance relative to the Russell 3000® Index and the Russell Midcap® Growth Index. While this reversed in the first quarter of 2025, the impact over the six months ended March 31, 2025, was still negative. Other technology stocks which generated negative stock selection effects were Gartner Inc. and Bentley Systems Inc.

     Stock selection was also negative in the Health Care sector, where the Fund’s positions in Bio-Techne Corp., West Pharmaceutical Services Inc., and Teleflex Inc. detracted from relative returns.

     Stock selection was most positive in the Consumer Discretionary sector, led by Rollins Inc. and Copart Inc.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Conestoga Mid Cap Fund - Investors Class - $9,550
Russell 3000® Index - $13,111
Russell Midcap® Growth Index - $10,629
$15,000
$10,000
$5,000
Jun-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Conestoga Mid Cap Fund - Investors Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$10,000	$10,000	$10,000
Mar-2022	$9,310	$10,346	$8,883
Mar-2023	$8,210	$9,458	$8,126
Mar-2024	$9,590	$12,229	$10,262
Mar-2025	$9,550	$13,111	$10,629

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	Since Inception (June 29, 2021)**
Conestoga Mid Cap Fund - Investors Class	-4.02%	-0.42%	-1.22%
Russell 3000® Index	-2.21%	7.22%	7.48%
Russell Midcap® Growth Index	0.44%	3.57%	1.64%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2025)

  Net Assets$3,084,864
  Total Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate5%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	4.6%
Financials	1.9%
Real Estate	3.5%
Utilities	5.1%
Health Care	15.1%
Consumer Discretionary	19.3%
Technology	21.5%
Industrials	29.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.6%
HEICO Corporation - Class A	5.5%
Verisk Analytics, Inc.	5.2%
Waste Connections, Inc.	5.1%
Copart, Inc.	4.7%
Tyler Technologies, Inc.	4.7%
Fortinet, Inc.	4.0%
Roper Technologies, Inc.	3.8%
CoStar Group, Inc.	3.5%
Gartner, Inc.	3.4%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Mid Cap Fund - Investors Class (CCMMX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CCMMX

Conestoga Discovery Fund

Institutional Class (CMIRX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/discovery-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund outperformed the Russell 3000® Index and its primary benchmark, the Russell Microcap® Growth Index, over the last six months ended March 31, 2025. Positive stock selection was the primary driver of the outperformance while sector allocation effects also contributed to relative returns.

     Stock selection effects were most positive in the Health Care, Technology, and Consumer Discretionary sectors. In the Health Care sector, both positions in the biotechnology industry, Alpha Teknova Inc. and Vericel Corp., contributed to performance. Phreesia Inc. and iRadimed Corp. were other holdings in the sector that were additive. Within Technology, four of the Fund's six holdings in the software industry contributed to relative results with positions in Planet Labs and Olo Inc. leading the way higher. In the Consumer Discretionary sector, the position in Universal Technical Institute Inc. was one of the Fund’s strongest performers over the last six months ended March 31, 2025.

     Negative stock selection proved most challenging in the Industrials sector. Five of the Fund’s holdings in the sector detracted from relative returns. Montrose Environmental Group Inc., Transcat Inc., and Hillman Solutions Corp. were the biggest laggards in the sector.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Mar-2019	$269,333	$258,574	$252,976
Mar-2020	$236,257	$234,978	$197,430
Mar-2021	$524,799	$381,905	$440,434
Mar-2022	$449,102	$427,445	$328,087
Mar-2023	$375,759	$390,770	$269,087
Mar-2024	$372,745	$505,239	$310,615
Mar-2025	$370,233	$541,712	$292,183

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Institutional Class	0.55%	-0.67%	9.40%	6.40%
Russell 3000® Index	-2.21%	7.22%	18.18%	12.99%
Russell Microcap® Growth Index	-8.24%	-5.94%	8.15%	2.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

*Not annualized

** Annualized

***Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of March 31, 2025)

  Net Assets$4,145,969
  Total Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate8%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Industrials
34.8%
Health Care
23.0%
Technology
18.5%
Consumer Discretionary
7.5%
Consumer Staples
6.0%
Financials
4.4%
Telecommunications
3.5%
Other Assets in Excess of Liabilities
2.3%

Value	Value
Other Assets in Excess of Liabilities	2.3%
Telecommunications	3.5%
Financials	4.4%
Consumer Staples	6.0%
Consumer Discretionary	7.5%
Technology	18.5%
Health Care	23.0%
Industrials	34.8%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Universal Technical Institute, Inc.	5.1%
Phreesia, Inc.	4.6%
Palomar Holdings, Inc.	4.4%
Willdan Group, Inc.	4.3%
TECSYS, Inc.	4.2%
I3 Verticals, Inc. - Class A	4.1%
Construction Partners, Inc. - Class A	3.8%
Olo, Inc. - Class A	3.7%
Hillman Solutions Corporation	3.7%
BioLife Solutions, Inc.	3.5%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Institutional Class (CMIRX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CMIRX

Conestoga Discovery Fund

Investors Class (CMCMX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/strategies/discovery-fund/.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$75	1.50%

How did the Fund perform in the past 6 months and what affected its performance?

     Equity markets were volatile over the last six months ended March 31, 2025. A rally in U.S. equities which picked up steam after the November elections rolled into the new year with an enthusiasm for an economy that would remain strong and a forecast for moderating inflation, lower interest rates, an extension of lower tax rates, and lower regulation. But rising concerns about a slowdown in earnings from large capitalization technology companies, geopolitical tensions, and the President’s announcement that tariffs would be detailed in early April pushed equities sharply lower to end the first quarter. Investors shifted to safety and U.S. Treasury yields fell.

     The Fund outperformed the Russell 3000® Index and its primary benchmark, the Russell Microcap® Growth Index, over the last six months ended March 31, 2025. Positive stock selection was the primary driver of the outperformance while sector allocation effects also contributed to relative returns.

     Stock selection effects were most positive in the Health Care, Technology, and Consumer Discretionary sectors. In the Health Care sector, both positions in the biotechnology industry, Alpha Teknova Inc. and Vericel Corp., contributed to performance. Phreesia Inc. and iRadimed Corp. were other holdings in the sector that were additive. Within Technology, four of the Fund's six holdings in the software industry contributed to relative results with positions in Planet Labs and Olo Inc. leading the way higher. In the Consumer Discretionary sector, the position in Universal Technical Institute Inc. was one of the Fund’s strongest performers over the last six months ended March 31, 2025.

     Negative stock selection proved most challenging in the Industrials sector. Five of the Fund’s holdings in the sector detracted from relative returns. Montrose Environmental Group Inc., Transcat Inc., and Hillman Solutions Corp. were the biggest laggards in the sector.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Mar-2019	$10,764	$10,343	$10,119
Mar-2020	$9,419	$9,399	$7,897
Mar-2021	$20,870	$15,276	$17,617
Mar-2022	$17,808	$17,098	$13,123
Mar-2023	$14,876	$15,631	$10,763
Mar-2024	$14,717	$20,210	$12,424
Mar-2025	$14,597	$21,668	$11,687

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Investors Class	0.55%	-0.81%	9.16%	6.16%
Russell 3000® Index	-2.21%	7.22%	18.18%	12.99%
Russell Microcap® Growth Index	-8.24%	-5.94%	8.15%	2.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

*Not annualized

** Annualized

***Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of March 31, 2025)

  Net Assets$4,145,969
  Total Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate8%

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Telecommunications	3.5%
Financials	4.4%
Consumer Staples	6.0%
Consumer Discretionary	7.5%
Technology	18.5%
Health Care	23.0%
Industrials	34.8%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Universal Technical Institute, Inc.	5.1%
Phreesia, Inc.	4.6%
Palomar Holdings, Inc.	4.4%
Willdan Group, Inc.	4.3%
TECSYS, Inc.	4.2%
I3 Verticals, Inc. - Class A	4.1%
Construction Partners, Inc. - Class A	3.8%
Olo, Inc. - Class A	3.7%
Hillman Solutions Corporation	3.7%
BioLife Solutions, Inc.	3.5%

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Investors Class (CMCMX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033125-CMCMX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Conestoga Funds

SMALL CAP FUND

SMID CAP FUND

MID CAP FUND

DISCOVERY FUND

M a n a g e d B y

SEMI-ANNUAL
FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION

March 31, 2025
(Unaudited)

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	29
Additional Information	46

CONESTOGA SMALL CAP FUND Schedule of Investments March 31, 2025 (Unaudited)
COMMON STOCKS — 99.6%	Shares	Value
Basic Materials — 6.8%
Metal Fabricating — 3.7%
RBC Bearings, Inc. (a)	409,225	$131,676,328

Specialty Chemicals — 3.1%
Balchem Corporation	673,460	111,794,360

Consumer Discretionary — 2.3%
Home Improvement Retailers — 2.3%
SiteOne Landscape Supply, Inc. (a)	682,980	82,941,091

Consumer Staples — 1.6%
Nondurable Household Products — 1.6%
WD-40 Company	231,051	56,376,444

Financials — 2.9%
Financial Data Providers — 2.9%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,869,338	103,698,258

Health Care — 13.8%
Biotechnology — 1.8%
Vericel Corporation (a)	1,457,550	65,035,881

Medical Equipment — 8.1%
LeMaitre Vascular, Inc. (b)	1,152,896	96,727,975
Merit Medical Systems, Inc. (a)	1,258,320	133,017,007
Repligen Corporation (a)	489,010	62,221,632
		291,966,614
Medical Supplies — 3.9%
Neogen Corporation (a)	5,194,941	45,040,138
Stevanato Group S.p.A. (b)	4,727,706	96,539,757
		141,579,895
Industrials — 37.9%
Building Materials: Other — 4.7%
Simpson Manufacturing Company, Inc.	673,840	105,846,787
Trex Company, Inc. (a)	1,065,610	61,911,941
		167,758,728

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.6% (Continued)	Shares	Value
Industrials — 37.9% (Continued)
Building: Climate Control — 2.9%
AAON, Inc.	1,347,212	$105,257,674

Commercial Vehicles and Parts — 2.0%
Federal Signal Corporation	982,175	72,238,971

Construction — 3.8%
Construction Partners, Inc. - Class A (a)	1,903,117	136,777,019

Defense — 1.5%
Mercury Systems, Inc. (a)	1,278,133	55,074,751

Diversified Industrials — 6.0%
CSW Industrials, Inc.	340,750	99,335,440
ESCO Technologies, Inc.	745,455	118,616,800
		217,952,240
Electronic Equipment: Control & Filter — 4.0%
Crane NXT Company	704,000	36,185,600
Helios Technologies, Inc.	1,403,124	45,026,249
MSA Safety, Inc.	436,625	64,048,521
		145,260,370
Electronic Equipment: Gauges & Meters — 2.7%
Mesa Laboratories, Inc. (b)	409,585	48,601,356
Transcat, Inc. (a)(b)	658,900	49,055,105
		97,656,461
Electronic Equipment: Other — 1.6%
SPX Technologies, Inc. (a)	446,310	57,475,802

Engineering & Contracting Services — 3.5%
Exponent, Inc.	1,578,530	127,955,642

Industrial Suppliers — 1.3%
Hillman Solutions Corporation (a)	5,164,108	45,392,509

Machinery: Industrial — 3.1%
JBT Marel Corporation	561,030	68,557,866
Kadant, Inc.	124,000	41,776,840
		110,334,706
Professional Business Support Services — 0.8%
UL Solutions, Inc. - Class A	509,870	28,756,668

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.6% (Continued)	Shares	Value
Real Estate — 3.6%
Real Estate Services — 3.6%
FirstService Corporation	781,435	$129,679,138

Technology — 24.1%
Computer Services — 1.4%
Workiva, Inc. (a)	672,929	51,082,041

Production Technology Equipment — 4.1%
Azenta, Inc. (a)	1,355,187	46,943,678
Novanta, Inc. (a)	798,165	102,061,358
		149,005,036
Software — 18.6%
Agilysys, Inc. (a)	518,286	37,596,467
BlackLine, Inc. (a)	1,509,615	73,095,558
CCC Intelligent Solutions Holdings, Inc. (a)	6,919,675	62,484,665
Descartes Systems Group, Inc. (The) (a)	1,583,046	159,618,528
nCino, Inc. (a)	1,263,000	34,694,610
Q2 Holdings, Inc. (a)	1,052,436	84,205,404
Simulations Plus, Inc. (b)	1,806,234	44,288,858
SPS Commerce, Inc. (a)	748,230	99,312,568
Vertex, Inc. - Class A (a)	2,079,877	72,816,494
		668,113,152
Telecommunications — 1.9%
Telecommunications Equipment — 1.9%
Digi International, Inc. (a)(b)	2,519,481	70,117,156

Utilities — 4.7%
Waste & Disposal Services — 4.7%
Casella Waste Systems, Inc. - Class A (a)	1,531,335	170,759,166

Total Investments at Value — 99.6% (Cost $2,386,182,912)		$3,591,716,101

Other Assets in Excess of Liabilities — 0.4%		12,705,910

Net Assets — 100.0%		$3,604,422,011

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2025 (Unaudited)
COMMON STOCKS — 100.0%	Shares	Value
Basic Materials — 5.9%
Metal Fabricating — 3.5%
RBC Bearings, Inc. (a)	69,435	$22,342,100

Specialty Chemicals — 2.4%
Balchem Corporation	94,430	15,675,380

Consumer Discretionary — 12.6%
Consumer Services: Miscellaneous — 4.0%
Rollins, Inc.	473,730	25,595,632

Education Services — 2.7%
Bright Horizons Family Solutions, Inc. (a)	138,935	17,650,302

Home Improvement Retailers — 1.9%
SiteOne Landscape Supply, Inc. (a)	99,580	12,092,995

Recreational Products — 2.9%
Pool Corporation	58,305	18,561,397

Recreational Vehicles & Boats — 1.1%
LCI Industries	79,485	6,949,374

Financials — 2.3%
Financial Data Providers — 2.3%
Clearwater Analytics Holdings, Inc. - Class A (a)	558,280	14,961,904

Health Care — 11.4%
Medical Equipment — 6.1%
Merit Medical Systems, Inc. (a)	214,113	22,633,885
Repligen Corporation (a)	129,880	16,525,931
		39,159,816
Medical Supplies — 5.3%
Bio-Techne Corporation	147,655	8,657,013
Neogen Corporation (a)	555,496	4,816,150
Stevanato Group S.p.A.	671,497	13,711,969
West Pharmaceutical Services, Inc.	30,660	6,864,161
		34,049,293

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Industrials — 37.0%
Aerospace — 3.4%
HEICO Corporation - Class A	104,505	$22,047,420

Building Materials: Other — 3.9%
Simpson Manufacturing Company, Inc.	78,400	12,315,072
Trex Company, Inc. (a)	222,065	12,901,976
		25,217,048
Building: Climate Control — 3.6%
Watsco, Inc.	46,205	23,486,002

Construction — 3.6%
Construction Partners, Inc. - Class A (a)	322,050	23,145,733

Defense — 1.8%
Axon Enterprise, Inc. (a)	4,500	2,366,775
Mercury Systems, Inc. (a)	217,705	9,380,908
		11,747,683
Diversified Industrials — 2.6%
CSW Industrials, Inc.	56,815	16,562,709

Electronic Equipment: Control & Filter — 1.7%
MSA Safety, Inc.	75,765	11,113,968

Electronic Equipment: Other — 1.6%
SPX Technologies, Inc. (a)	78,715	10,136,918

Engineering & Contracting Services — 3.0%
Exponent, Inc.	240,575	19,501,009

Machinery: Engines — 1.4%
Generac Holdings, Inc. (a)	70,000	8,865,500

Machinery: Industrial — 3.7%
EVI Industries, Inc.	438,172	7,352,526
JBT Marel Corporation	76,125	9,302,475
Kadant, Inc.	20,750	6,990,883
		23,645,884
Machinery: Specialty — 2.6%
Graco, Inc.	201,890	16,859,834

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Industrials — 37.0% (Continued)
Professional Business Support Services — 1.6%
Fair Isaac Corporation (a)	750	$1,383,120
Paylocity Holding Corporation (a)	46,655	8,740,348
		10,123,468
Transaction Processing Services — 2.5%
Jack Henry & Associates, Inc.	87,815	16,035,019

Real Estate — 3.9%
Real Estate Services — 3.9%
FirstService Corporation	150,130	24,914,073

Technology — 22.0%
Computer Services — 1.2%
Workiva, Inc. (a)	104,983	7,969,260

Production Technology Equipment — 2.2%
Novanta, Inc. (a)	109,605	14,015,191

Software — 18.6%
CCC Intelligent Solutions Holdings, Inc. (a)	1,219,500	11,012,085
Descartes Systems Group, Inc. (The) (a)	231,660	23,358,278
Guidewire Software, Inc. (a)	112,360	21,051,769
nCino, Inc. (a)	159,000	4,367,730
Procore Technologies, Inc. (a)	97,285	6,422,756
Q2 Holdings, Inc. (a)	209,465	16,759,295
SPS Commerce, Inc. (a)	95,644	12,694,828
Tyler Technologies, Inc. (a)	41,560	24,162,568
		119,829,309
Utilities — 4.9%
Waste & Disposal Services — 4.9%
Casella Waste Systems, Inc. - Class A (a)	281,925	31,437,457

Total Investments at Value — 100.0% (Cost $518,824,275)		$643,691,678

Liabilities in Excess of Other Assets — (0.0%) (b)		(29,590)

Net Assets — 100.0%		$643,662,088

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2025 (Unaudited)
COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 19.3%
Consumer Services: Miscellaneous — 10.3%
Copart, Inc. (a)	2,593	$146,738
Rollins, Inc.	3,195	172,626
		319,364
Education Services — 2.9%
Bright Horizons Family Solutions, Inc. (a)	700	88,928

Recreational Products — 3.3%
Pool Corporation	320	101,872

Specialty Retail — 2.8%
Tractor Supply Company	1,550	85,405

Financials — 1.9%
Financial Data Providers — 1.9%
FactSet Research Systems, Inc.	130	59,103

Health Care — 15.1%
Health Care Services — 3.2%
Veeva Systems, Inc. - Class A (a)	420	97,285

Medical Equipment — 7.7%
IDEXX Laboratories, Inc. (a)	210	88,190
Repligen Corporation (a)	564	71,763
STERIS plc	345	78,194
		238,147
Medical Supplies — 4.2%
Bio-Techne Corporation	985	57,750
West Pharmaceutical Services, Inc.	325	72,761
		130,511
Industrials — 29.0%
Aerospace — 5.5%
HEICO Corporation - Class A	800	168,776

Building: Climate Control — 3.0%
Watsco, Inc.	185	94,035

Electronic Equipment: Gauges & Meters — 1.8%
Mettler-Toledo International, Inc. (a)	48	56,684

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 29.0% (Continued)
Electronic Equipment: Pollution Control — 1.9%
Xylem, Inc.	485	$57,938

Engineering & Contracting Services — 1.7%
Exponent, Inc.	630	51,068

Machinery: Engines — 1.8%
Generac Holdings, Inc. (a)	440	55,726

Machinery: Specialty — 3.0%
Graco, Inc.	1,100	91,861

Professional Business Support Services — 6.1%
Paylocity Holding Corporation (a)	154	28,850
Verisk Analytics, Inc.	535	159,227
		188,077
Transaction Processing Services — 3.0%
Jack Henry & Associates, Inc.	510	93,126

Trucking — 1.2%
Old Dominion Freight Line, Inc.	219	36,234

Real Estate — 3.5%
Real Estate Services — 3.5%
CoStar Group, Inc. (a)	1,365	108,149

Technology — 21.5%
Computer Services — 3.4%
Gartner, Inc. (a)	250	104,935

Software — 18.1%
Bentley Systems, Inc. - Class B	1,180	46,421
Fortinet, Inc. (a)	1,275	122,731
Guidewire Software, Inc. (a)	470	88,059
Procore Technologies, Inc. (a)	587	38,754
Roper Technologies, Inc.	200	117,916
Tyler Technologies, Inc. (a)	250	145,348
		559,229

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Utilities — 5.1%
Waste & Disposal Services — 5.1%
Waste Connections, Inc.	805	$157,128

Total Investments at Value — 95.4% (Cost $2,597,128)		$2,943,581

Other Assets in Excess of Liabilities — 4.6%		141,283

Net Assets — 100.0%		$3,084,864

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS March 31, 2025 (Unaudited)
COMMON STOCKS — 97.7%	Shares	Value
Consumer Discretionary — 7.5%
Education Services — 5.1%
Universal Technical Institute, Inc. (a)	8,285	$212,759

Entertainment — 2.4%
Thunderbird Entertainment Group, Inc. (a)	82,736	96,801

Consumer Staples — 6.0%
Food Products — 3.4%
Mama’s Creations, Inc. (a)	21,855	142,276

Soft Drinks — 2.6%
Vita Coco Company, Inc. (The) (a)	3,490	106,969

Financials — 4.4%
Property & Casualty Insurance — 4.4%
Palomar Holdings, Inc. (a)	1,326	181,768

Health Care — 23.0%
Biotechnology — 5.8%
Alpha Teknova, Inc. (a)	18,506	96,046
Vericel Corporation (a)	3,199	142,740
		238,786
Health Care Facilities — 2.5%
U.S. Physical Therapy, Inc.	1,459	105,573

Health Care Services — 4.6%
Phreesia, Inc. (a)	7,500	191,700

Medical Equipment — 10.1%
BioLife Solutions, Inc. (a)	6,354	145,125
iRadimed Corporation	2,690	141,171
OrthoPediatrics Corporation (a)	5,304	130,638
		416,934

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Industrials — 34.8%
Construction — 3.7%
Construction Partners, Inc. - Class A (a)	2,168	$155,814

Electronic Equipment: Control & Filter — 3.4%
Energy Recovery, Inc. (a)	8,780	139,514

Electronic Equipment: Gauges & Meters — 3.2%
Transcat, Inc. (a)	1,815	135,127

Engineering & Contracting Services — 7.1%
Bowman Consulting Group Ltd. (a)	5,400	117,882
Willdan Group, Inc. (a)	4,331	176,358
		294,240
Industrial Suppliers — 4.7%
CryoPort, Inc. (a)	6,937	42,177
Hillman Solutions Corporation (a)	17,220	151,364
		193,541
Professional Business Support Services — 5.6%
Montrose Environmental Group, Inc. (a)	6,750	96,255
NV5 Global, Inc. (a)	7,111	137,029
		233,284
Security Services — 3.0%
SoundThinking, Inc. (a)	7,370	124,921

Transaction Processing Services — 4.1%
I3 Verticals, Inc. - Class A (a)	6,822	168,299

Technology — 18.5%
Software — 18.5%
N-able, Inc. (a)	13,030	92,383
Olo, Inc. - Class A (a)	25,740	155,470
Planet Labs PBC - Class A (a)	36,115	122,069
Q2 Holdings, Inc. (a)	1,510	120,815
Simulations Plus, Inc.	4,148	101,709
TECSYS, Inc.	6,235	172,896
		765,342

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Telecommunications — 3.5%
Telecommunications Equipment — 3.5%
Digi International, Inc. (a)	5,210	$144,994

Total Investments at Value — 97.7% (Cost $3,798,609)		$4,048,642

Other Assets in Excess of Liabilities — 2.3%		97,327

Net Assets — 100.0%		$4,145,969

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Assets and Liabilities March 31, 2025 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
ASSETS
Investments in unaffiliated securities, at cost	$1,993,761,768	$518,824,275
Investments in affiliated securities, at cost	392,421,144	—
Total investments, at cost	$2,386,182,912	$518,824,275
Investments in unaffiliated securities, at value (Note 2)	$3,186,385,894	$643,691,678
Investments in affiliated securities, at value (Notes 2 & 5)	405,330,207	—
Total investments, at value	3,591,716,101	643,691,678
Cash (Note 2)	19,691,704	—
Receivable for capital shares sold	2,438,540	151,085
Receivable for investment securities sold	—	1,565,427
Dividends and interest receivable	264,967	40,523
Other assets	53,828	32,874
Total assets	3,614,165,140	645,481,587

LIABILITIES
Due to custodian	—	944,901
Payable for capital shares redeemed	2,194,732	280,905
Payable for investment securities purchased	4,704,271	—
Payable to Adviser (Note 4)	2,513,693	432,575
Accrued distribution and shareholder servicing fees (Note 4)	158,916	50,980
Accrued Trustees’ fees (Note 4)	64,185	64,185
Payable to administrator (Note 4)	50,182	11,845
Accrued legal fees	16,000	16,000
Accrued audit fees	9,150	8,400
Other accrued expenses	32,000	9,708
Total liabilities	9,743,129	1,819,499

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$3,604,422,011	$643,662,088

NET ASSETS CONSIST OF:
Paid-in capital	$2,253,433,673	$507,415,396
Accumulated earnings	1,350,988,338	136,246,692
NET ASSETS	$3,604,422,011	$643,662,088

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$3,054,943,271	$607,047,307
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	43,617,344	24,576,741
Net asset value, offering price and redemption price per share (Note 2)	$70.04	$24.70
INVESTORS CLASS
Net assets applicable to Investors Class	$549,478,740	$36,614,781
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,039,323	1,521,675
Net asset value, offering price and redemption price per share (Note 2)	$68.35	$24.06

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2025 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
ASSETS
Investments in unaffiliated securities, at cost	$2,597,128	$3,798,609
Investments in unaffiliated securities, at value (Note 2)	$2,943,581	$4,048,642
Cash (Note 2)	130,498	83,038
Receivable due from Adviser (Note 4)	35,390	27,982
Dividends and interest receivable	290	1,383
Other assets	15,392	26,220
Total assets	3,125,151	4,187,265

LIABILITIES
Accrued distribution and shareholder servicing fees (Note 4)	6,824	12,091
Accrued Trustees’ fees (Note 4)	765	1,065
Payable to administrator (Note 4)	6,330	2,330
Accrued legal fees	16,000	16,000
Accrued audit fees	8,400	8,400
Other accrued expenses	1,968	1,410
Total liabilities	40,287	41,296

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$3,084,864	$4,145,969

NET ASSETS CONSIST OF:
Paid-in capital	$3,007,433	$4,161,153
Accumulated earnings (deficit)	77,431	(15,184)
NET ASSETS	$3,084,864	$4,145,969

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$2,581,002	$2,211,435
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	267,624	299,896
Net asset value, offering price and redemption price per share (Note 2)	$9.64	$7.37
INVESTORS CLASS
Net assets applicable to Investors Class	$503,862	$1,934,534
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	52,747	264,388
Net asset value, offering price and redemption price per share (Note 2)	$9.55	$7.32

See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Operations For the Six Months Ended March 31, 2025 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$4,512,980	$1,516,215
Dividend income from affiliated investments (Note 5)	599,698	—
Foreign withholding taxes on dividends	(32,405)	(6,193)
Interest	928,199	119,832
Total investment income	6,008,472	1,629,854

EXPENSES
Management fees (Note 4)	19,002,289	3,100,990
Shareholder servicing fees (Note 4)
Institutional Class	972,863	162,915
Investors Class	182,825	10,330
Distribution fees - Investors Class (Note 4)	914,118	51,650
Trustees’ fees and expenses (Note 4)	128,937	128,937
Fund accounting fees (Note 4)	147,207	59,788
Transfer agent fees (Note 4)
Institutional Class	77,587	5,198
Investors Class	87,573	5,077
Custody and bank service fees	101,020	28,488
Legal fees	55,058	55,058
Postage and supplies	73,990	15,902
Registration and filing fees	67,461	19,541
Audit and tax services fees	10,050	9,300
Administration fees (Note 4)	5,475	5,475
Insurance expense	4,948	4,948
Shareholder reporting expenses	3,353	3,453
Other expenses	17,404	11,306
Total expenses	21,852,158	3,678,356
Fee reductions and expense reimbursements by the Adviser (Note 4)	(2,118,539)	(525,717)
Net expenses	19,733,619	3,152,639

NET INVESTMENT LOSS	(13,725,147)	(1,522,785)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from unaffiliated investments	171,552,242	33,734,905
Net realized gains from affiliated investments (Note 5)	9,295,704	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(528,383,673)	(79,106,035)
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	(64,091,459)	—
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(411,627,186)	(45,371,130)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(425,352,333)	$(46,893,915)

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2025 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$8,005	$2,939
Foreign withholding taxes on dividends	(76)	(112)
Interest	1,064	1,898
Total investment income	8,993	4,725

EXPENSES
Legal fees	55,058	55,058
Fund accounting fees (Note 4)	27,083	27,152
Registration and filing fees	20,780	17,118
Management fees (Note 4)	12,407	22,542
Audit and tax services fees	9,300	9,300
Transfer agent fees (Note 4)
Institutional Class	3,125	1,516
Investors Class	4,795	6,404
Administration fees (Note 4)	5,475	5,475
Insurance expense	4,948	4,948
Postage and supplies	4,143	4,112
Shareholder reporting expenses	3,341	3,441
Trustees’ fees and expenses (Note 4)	2,034	2,688
Distribution fees - Investors Class (Note 4)	644	2,663
Shareholder servicing fees (Note 4)
Institutional Class	1,293	1,189
Investors Class	129	533
Custody and bank service fees	1,197	1,570
Other expenses	10,279	10,684
Total expenses	166,031	176,393
Fee reductions and expense reimbursements by the Adviser (Note 4)	(152,980)	(145,552)
Net expenses	13,051	30,841

NET INVESTMENT LOSS	(4,058)	(26,116)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from unaffiliated investments	(50,480)	179,459
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(67,790)	(105,537)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(118,270)	73,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(122,328)	$47,806

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(13,725,147)	$(19,631,713)
Net realized gains (losses) from investments	180,847,946	(2,220,842)
Net change in unrealized appreciation (depreciation) on investments	(592,475,132)	702,909,818
Net increase (decrease) in net assets resulting from operations	(425,352,333)	681,057,263

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(26,243,824)
Investors Class	—	(6,455,571)
Decrease in net assets from distributions to shareholders	—	(32,699,395)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	378,629,211	859,013,339
Reinvestment of distributions to shareholders	—	19,097,244
Payments for shares redeemed	(487,816,532)	(673,945,503)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(109,187,321)	204,165,080

Investors Class
Proceeds from shares sold	35,573,557	125,175,867
Reinvestment of distributions to shareholders	—	5,572,497
Payments for shares redeemed	(202,685,748)	(176,094,660)
Net decrease in Investors Class net assets from capital share transactions	(167,112,191)	(45,346,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(701,651,845)	807,176,652

NET ASSETS
Beginning of period	4,306,073,856	3,498,897,204
End of period	$3,604,422,011	$4,306,073,856

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(1,522,785)	$(1,525,449)
Net realized gains (losses) from investments	33,734,905	(104,201)
Net change in unrealized appreciation (depreciation) on investments	(79,106,035)	124,736,491
Net increase (decrease) in net assets resulting from operations	(46,893,915)	123,106,841

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	35,271,236	353,429,905
Payments for shares redeemed	(95,328,845)	(96,004,772)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(60,057,609)	257,425,133

Investors Class
Proceeds from shares sold	1,208,394	3,483,376
Payments for shares redeemed	(4,664,744)	(13,518,396)
Net decrease in Investors Class net assets from capital share transactions	(3,456,350)	(10,035,020)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,407,874)	370,496,954

NET ASSETS
Beginning of period	754,069,962	383,573,008
End of period	$643,662,088	$754,069,962

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(4,058)	$(5,349)
Net realized losses from investments	(50,480)	(96,639)
Net change in unrealized appreciation (depreciation) on investments	(67,790)	632,230
Net increase (decrease) in net assets resulting from operations	(122,328)	530,242

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	74,585	322,307
Payments for shares redeemed	(23,044)	(23,295)
Net increase in Institutional Class net assets from capital share transactions	51,541	299,012

Investors Class
Proceeds from shares sold	—	23,250
Payments for shares redeemed	—	(34,125)
Net decrease in Investors Class net assets from capital share transactions	—	(10,875)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,787)	818,379

NET ASSETS
Beginning of period	3,155,651	2,337,272
End of period	$3,084,864	$3,155,651

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(26,116)	$(36,999)
Net realized gains (losses) from investments	179,459	(242,788)
Net change in unrealized appreciation (depreciation) on investments	(105,537)	658,348
Net increase in net assets resulting from operations	47,806	378,561

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	—	85,000
Payments for shares redeemed	(27,500)	(16,200)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(27,500)	68,800

Investors Class
Proceeds from shares sold	19,039	2,182,550
Payments for shares redeemed	(189,811)	(337,866)
Net increase (decrease) in Investors Class net assets from capital share transactions	(170,772)	1,844,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,466)	2,292,045

NET ASSETS
Beginning of period	4,296,435	2,004,390
End of period	$4,145,969	$4,296,435

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020
Net asset value at beginning of period	$78.28		$66.27	$59.06	$87.18	$63.19	$58.40

Income (loss) from investment operations:
Net investment loss (a)	(0.24)		(0.33)	(0.29)	(0.45)	(0.56)	(0.33)
Net realized and unrealized gains (losses) on investments	(8.00)		12.95	9.93	(23.17)	24.55	6.39
Total from investment operations	(8.24)		12.62	9.64	(23.62)	23.99	6.06

Less distributions from net realized gains	—		(0.61)	(2.43)	(4.50)	—	(1.27)

Net asset value at end of period	$70.04		$78.28	$66.27	$59.06	$87.18	$63.19

Total return (b)	(10.53	%)(c)	19.19%	16.54%	(28.62%)	37.96%	10.53%

Net assets at end of period (000,000’s)	$3,055		$3,527	$2,796	$2,359	$3,386	$2,204

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	%(d)	0.99%	0.98%	0.98%	0.98%	1.00%
Ratio of net expenses to average net assets (e)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets (e)	(0.62	%)(d)	(0.47%)	(0.44%)	(0.62%)	(0.69%)	(0.56%)
Portfolio turnover rate	11	%(c)	16%	13%	24%	19%	22%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020
Net asset value at beginning of period	$76.46		$64.88	$57.97	$85.83	$62.33	$57.74

Income (loss) from investment operations:
Net investment loss (a)	(0.32)		(0.47)	(0.41)	(0.59)	(0.70)	(0.44)
Net realized and unrealized gains (losses) on investments	(7.79)		12.66	9.75	(22.77)	24.20	6.30
Total from investment operations	(8.11)		12.19	9.34	(23.36)	23.50	5.86

Less distributions from net realized gains	—		(0.61)	(2.43)	(4.50)	—	(1.27)

Net asset value at end of period	$68.35		$76.46	$64.88	$57.97	$85.83	$62.33

Total return (b)	(10.61	%)(c)	18.94%	16.33%	(28.78%)	37.70%	10.30%

Net assets at end of period (000,000’s)	$549		$779	$703	$642	$968	$805

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.26	%(d)	1.26%	1.26%	1.26%	1.25%	1.28%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.82	%)(d)	(0.67%)	(0.64%)	(0.82%)	(0.89%)	(0.75%)
Portfolio turnover rate	11	%(c)	16%	13%	24%	19%	22%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020
Net asset value at beginning of period	$26.49		$20.98	$17.96	$26.13	$19.29	$17.18

Income (loss) from investment operations:
Net investment loss (a)	(0.05)		(0.06)	(0.06)	(0.09)	(0.11)	(0.06)
Net realized and unrealized gains (losses) on investments	(1.74)		5.57	3.08	(8.08)	6.95	2.40
Total from investment operations	(1.79)		5.51	3.02	(8.17)	6.84	2.34

Less distributions from net realized gains	—		—	—	—	—	(0.23)

Net asset value at end of period	$24.70		$26.49	$20.98	$17.96	$26.13	$19.29

Total return (b)	(6.76	%)(c)	26.26%	16.82%	(31.27%)	35.46%	13.76%

Net assets at end of period (000’s)	$607,047		$711,283	$340,636	$272,623	$357,479	$188,836

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	%(d)	1.02%	1.07%	1.07%	1.10%	1.26%
Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets (e)	(0.40	%)(d)	(0.27%)	(0.29%)	(0.41%)	(0.47%)	(0.34%)
Portfolio turnover rate	8	%(c)	10%	9%	15%	17%	11%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020
Net asset value at beginning of period	$25.84		$20.52	$17.60	$25.68	$19.01	$16.97

Income (loss) from investment operations:
Net investment loss (a)	(0.08)		(0.12)	(0.11)	(0.15)	(0.17)	(0.10)
Net realized and unrealized gains (losses) on investments	(1.70)		5.44	3.03	(7.93)	6.84	2.37
Total from investment operations	(1.78)		5.32	2.92	(8.08)	6.67	2.27

Less distributions from net realized gains	—		—	—	—	—	(0.23)

Net asset value at end of period	$24.06		$25.84	$20.52	$17.60	$25.68	$19.01

Total return (b)	(6.89	%)(c)	25.93%	16.59%	(31.46%)	35.09%	13.52%

Net assets at end of period (000’s)	$36,615		$42,787	$42,937	$44,183	$64,189	$50,577

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.31	%(d)	1.34%	1.38%	1.36%	1.36%	1.51%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.65	%)(d)	(0.51%)	(0.54%)	(0.66%)	(0.71%)	(0.57%)
Portfolio turnover rate	8	%(c)	10%	9%	15%	17%	11%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$10.03		$8.27	$7.10	$10.32	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01)		(0.01)	(0.01)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.38)		1.77	1.18	(3.19)	0.33
Total from investment operations	(0.39)		1.76	1.17	(3.22)	0.32

Net asset value at end of period	$9.64		$10.03	$8.27	$7.10	$10.32

Total return (c)	(3.89	%)(d)	21.28%	16.48%	(31.20%)	3.20	%(d)

Net assets at end of period (000’s)	$2,581		$2,631	$1,893	$1,406	$1,168

Ratios/supplementary data:
Ratio of total expenses to average net assets	9.95	%(e)	8.73%	12.10%	12.20%	16.18	%(e)
Ratio of net expenses to average net assets (f)	0.80	%(e)	0.80%	0.80%	0.80%	0.80	%(e)
Ratio of net investment loss to average net assets (f)	(0.22	%)(e)	(0.15%)	(0.12%)	(0.36%)	(0.50	%)(e)
Portfolio turnover rate	5	%(d)	5%	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$9.95		$8.23	$7.08	$10.31	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.02)		(0.04)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.38)		1.76	1.18	(3.18)	0.33
Total from investment operations	(0.40)		1.72	1.15	(3.23)	0.31

Net asset value at end of period	$9.55		$9.95	$8.23	$7.08	$10.31

Total return (c)	(4.02	%)(d)	20.90%	16.24%	(31.33%)	3.10	%(d)

Net assets at end of period (000’s)	$504		$525	$444	$395	$567

Ratios/supplementary data:
Ratio of total expenses to average net assets	14.43	%(e)	13.47%	17.34%	15.54%	17.54	%(e)
Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05%	1.05%	1.05	%(e)
Ratio of net investment loss to average net assets (f)	(0.47	%)(e)	(0.39%)	(0.37%)	(0.61%)	(0.73	%)(e)
Portfolio turnover rate	5	%(d)	5%	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.33		$6.35	$7.07	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.04)		(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	0.08		1.04	(0.66)	(2.87)
Total from investment operations	0.04		0.98	(0.72)	(2.93)

Net asset value at end of period	$7.37		$7.33	$6.35	$7.07

Total return (c)	0.55	%(d)	15.43%	(10.18%)	(29.30	%)(d)

Net assets at end of period (000’s)	$2,211		$2,222	$1,864	$2,075

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.40	%(e)	8.13%	11.38%	9.08	%(e)
Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25%	1.25	%(e)
Ratio of net investment loss to average net assets (f)	(1.04	%)(e)	(0.87%)	(0.88%)	(0.90	%)(e)
Portfolio turnover rate	8	%(d)	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.28		$6.32	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.05)		(0.08)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	0.09		1.04	(0.65)	(2.88)
Total from investment operations	0.04		0.96	(0.73)	(2.95)

Net asset value at end of period	$7.32		$7.28	$6.32	$7.05

Total return (c)	0.55	%(d)	15.19%	(10.35%)	(29.50	%)(d)

Net assets at end of period (000’s)	$1,935		$2,075	$140	$184

Ratios/supplementary data:
Ratio of total expenses to average net assets	8.28	%(e)	7.76%	23.00%	13.66	%(e)
Ratio of net expenses to average net assets (f)	1.50	%(e)	1.50%	1.50%	1.50	%(e)
Ratio of net investment loss to average net assets (f)	(1.29	%)(e)	(1.15%)	(1.13%)	(1.14	%)(e)
Portfolio turnover rate	8	%(d)	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002. The Trust consists of four series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund”) (individually, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s investment objective is to achieve long-term growth of capital. Each Fund currently offers two classes of shares, Institutional Class and Investors Class. The Mid Cap Fund commenced operations on June 29, 2021 and the Discovery Fund commenced operations on December 20, 2021.

Each Fund’s two classes of shares represent interests in the same portfolio of investments, and have the same rights, but the share classes differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional Class shares are sold without any sales loads or distribution fees but are subject to a shareholder servicing fee of up to 0.10% of the average daily net assets allocable to Institutional Class shares and require a $250,000 initial investment. Investors Class shares are sold without any sales loads but are subject to a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25% of the average daily net assets allocable to Investors Class shares and require a $2,500 initial investment. The Board of Trustees of the Trust (the “Board” and the members thereof, “Trustees”) has determined to limit the shareholder servicing fees paid by Investors Class shares of each Fund to 0.05% of the average daily net assets allocable to Investors Class shares until at least September 30, 2025.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Conestoga Capital Advisors, LLC (the “Adviser”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Adviser as the Funds’ valuation designee (in such capacity, the “Valuation Designee”), in accordance with procedures established by and under the general supervision of the Board pursuant to Rule 2a-5 under the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted Pricing and Valuation Guidelines conforming to Rule 2a-5, effective September 8, 2022, and designated the Adviser as Valuation Designee for each of the Funds. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2025:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,591,716,101	$—	$—	$3,591,716,101
Total	$3,591,716,101	$—	$—	$3,591,716,101

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$643,691,678	$—	$—	$643,691,678
Total	$643,691,678	$—	$—	$643,691,678

Conestoga Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,943,581	$—	$—	$2,943,581
Total	$2,943,581	$—	$—	$2,943,581

Conestoga Discovery Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,048,642	$—	$—	$4,048,642
Total	$4,048,642	$—	$—	$4,048,642

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry and sector type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended March 31, 2025.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Cash – Each Fund’s cash is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (“FDIC”) limit of $250,000. As of March 31, 2025, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Distributions to shareholders – Each Fund distributes to its shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended March 31, 2025 and September 30, 2024 were as follows:

Conestoga Small Cap Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
March 31, 2025	$—	$—	$—
September 30, 2024	$—	$32,699,395	$32,699,395

Conestoga SMid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Conestoga Mid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

Conestoga Discovery Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent each Fund distributes substantially all of its taxable net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2025:

	Small Cap Fund	SMid Cap Fund
Tax cost of investments	$2,389,400,561	$520,390,803
Gross unrealized appreciation	$1,452,594,292	$168,097,530
Gross unrealized depreciation	(250,278,752)	(44,796,655)
Net unrealized appreciation	1,202,315,540	123,300,875
Accumulated ordinary loss	(29,062,140)	(2,891,310)
Capital loss carryforwards	(4,832,422)	(16,801,371)
Other gains	182,567,360	32,638,498
Accumulated earnings	$1,350,988,338	$136,246,692

	Mid Cap Fund	Discovery Fund
Tax cost of investments	$2,599,767	$3,812,449
Gross unrealized appreciation	$618,209	$924,824
Gross unrealized depreciation	(274,395)	(688,631)
Net unrealized appreciation	343,814	236,193
Accumulated ordinary loss	(8,669)	(59,667)
Capital loss carryforwards	(207,234)	(379,407)
Other gains (losses)	(50,480)	187,697
Accumulated earnings (deficit)	$77,431	$(15,184)

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Funds are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of September 30, 2024, the Funds had the following capital loss carryfowards (“CLCFs”) for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Short-term capital loss carryforwards	$4,832,422	$4,895,650	$30,388	$69,860
Long-term capital loss carryforwards	—	11,905,721	176,846	309,547
Total	$4,832,422	$16,801,371	$207,234	$379,407

These CLCFs, which do not expire, are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended March 31, 2025, the Funds did not incur any interest and penalties.

3. Investment Transactions

During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Purchases of investment securities	$444,284,627	$59,665,084	$149,641	$363,886
Proceeds from sales of investment securities	$547,894,536	$109,686,710	$179,342	$562,854

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Small Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. For these services, the Small Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.90% of its average daily net assets. The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the six months ended March 31, 2025, the Adviser reduced its management fees of $19,002,289 from the Small Cap Fund by $555,961 and reimbursed other operating expenses of $1,562,578 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the applicable expense limitation that was in effect

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

at the time of the management fee reduction or expense reimbursement. As of March 31, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2025	September 30, 2026	March 31, 2027	Total
Small Cap Fund	$1,663,840	$3,942,587	$2,118,539	$7,724,966

During the six months ended March 31, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Small Cap Fund.

The SMid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund. For these services, the SMid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the six months ended March 31, 2025, the Adviser reduced its management fees of $3,100,990 from the SMid Cap Fund by $322,590 and reimbursed other operating expenses of $203,127 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2025	September 30, 2026	March 31, 2027	Total
SMid Cap Fund	$428,879	$921,323	$525,717	$1,875,919

During the six months ended March 31, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the SMid Cap Fund.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Mid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Mid Cap Fund. For these services, the Mid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.80% of its average daily net assets. The Adviser has contractually agreed to limit the Mid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the six months ended March 31, 2025, the Adviser did not collect any of its management fees of $12,407 from the Mid Cap Fund and reimbursed other operating expenses of $140,573 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2025	September 30, 2026	March 31, 2027	Total
Mid Cap Fund	$124,050	$244,391	$152,980	$521,421

During the six months ended March 31, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Mid Cap Fund.

The Discovery Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Discovery Fund. For these services, the Discovery Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to limit the Discovery Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the six months ended March 31, 2025, the Adviser did not collect any of its management fees of $22,542 from the Discovery Fund and reimbursed other operating expenses of $123,010 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the date as stated below:

	September 30, 2025	September 30, 2026	March 31, 2027	Total
Discovery Fund	$128,619	$246,272	$145,552	$520,443

During the six months ended March 31, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Discovery Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Trust, on behalf of each Fund, has adopted a distribution plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to pay certain expenses associated with the distribution of Investors Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Distribution Plan provides that each Fund may reimburse the Distributor (hereinafter defined) for distribution expenses in an amount not exceeding, on an annual basis, 0.25% of the average daily net assets allocable to Investors Class shares. During the six months ended March 31, 2025, Investors Class shares of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund and Discovery Fund incurred fees of $914,118, $51,650, $644, and $2,663, respectively, under the Distribution Plan.

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan under which each Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. Each Fund may pay shareholder servicing fees in an amount not exceeding, on an annual basis, 0.10% of the average daily net assets allocable to the Institutional Class shares and 0.25% of the average daily net assets allocable to the Investors Class shares. The Board has approved a limitation on the shareholder servicing fees of 0.05% of the average daily net assets attributable

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

to Investors Class shares that will continue through at least September 30, 2025. During the six months ended March 31, 2025, the Funds incurred the following fees under the Shareholder Servicing Plan:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Institutional Class shares	$972,863	$162,915	$1,293	$1,189
Investors Class shares	$182,825	$10,330	$129	$533

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting, transfer agency and certain administration services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor. An employee of Ultimus serves as the Trust’s Anti-Money Laundering Officer.

TRUSTEE COMPENSATION

Trustees affiliated with the Adviser are not compensated by the Trust for their services. Effective January 1, 2025, each Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) under the 1940 Act (“Independent Trustee”) receives a quarterly retainer of $17,750 (except that such retainer is $36,400 for the Lead Independent Trustee and $30,340 for the Chair of the Audit Committee, annually) and $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. From January 1, 2024 through December 31, 2024, each Independent Trustee received a quarterly retainer of $15,625 (except that such retainer was $33,000 for the Lead Independent Trustee and $27,500 for the Chair of the Audit Committee, annually), $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. Each Fund pays its proportionate share of such fees.

PRINCIPAL HOLDERS OF FUND SHARES

As of March 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Conestoga Small Cap Fund
Charles Schwab & Company, Inc. (for the benefit of its customers)	31%
National Financial Services, LLC (for the benefit of its customers)	27%

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

NAME OF RECORD OWNERS	% Ownership
Conestoga SMid Cap Fund
National Financial Services, LLC (for the benefit of its customers)	63%
Conestoga Mid Cap Fund
Dominion Carolina Gas Transmission, LLC (for the benefit of its customers)	43%
Conestoga Discovery Fund
RBC Capital Markets, LLC (for the benefit of its customers)	45%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Small Cap Fund’s Schedule of Investments. Further information on these holdings for the six months ended March 31, 2025 appears below:

	Digi International, Inc.	LeMaitre Vascular, Inc.	Mesa Laboratories, Inc.
Percentage of Outstanding Voting Shares Owned	6.83%	5.11%	7.54%
Shares at Beginning of Period	2,276,606	1,420,521	363,985
Shares Purchased During the Period	270,000	—	50,000
Shares Sold During the Period	(27,125)	(267,625)	(4,400)
Shares at End of Period	2,519,481	1,152,896	409,585
Market Value at Beginning of Period	$62,674,963	$131,952,196	$47,267,092
Cost of Purchases During the Period	8,196,020	—	6,612,414
Cost of Sales During the Period	(1,030,918)	(14,345,412)	(769,215)
Change in Unrealized Appreciation (Depreciation)	277,091	(20,878,809)	(4,508,935)
Market Value at End of Period	$70,117,156	$96,727,975	$48,601,356
Net Realized Gains (Losses) During the Period	$(241,331)	$11,303,643	$(214,979)
Dividend Income Earned During the Period	$—	$427,223	$132,475

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Simulations Plus, Inc.	Stevanato Group S.p.A.	Transcat, Inc.
Percentage of Outstanding Voting Shares Owned	8.98%	9.53%	7.08%
Shares at Beginning of Period	1,266,380	4,326,581	643,499
Shares Purchased During the Period	559,304	452,000	22,251
Shares Sold During the Period	(19,450)	(50,875)	(6,850)
Shares at End of Period	1,806,234	4,727,706	658,900
Market Value at Beginning of Period	$40,549,488	$86,531,620	$77,715,374
Cost of Purchases During the Period	17,738,346	8,250,173	1,641,987
Cost of Sales During the Period	(1,083,133)	(1,588,843)	(890,486)
Change in Unrealized Appreciation (Depreciation)	(12,915,843)	3,346,807	(29,411,770)
Market Value at End of Period	$44,288,858	$96,539,757	$49,055,105
Net Realized Losses During the Period	$(588,518)	$(562,687)	$(400,424)
Dividend Income Earned During the Period	$—	$—	$—

Total
Market Value at Beginning of Period	$446,690,733
Cost of Purchases During the Period	42,438,940
Cost of Sales During the Period	(19,708,007)
Change in Unrealized Appreciation (Depreciation)	(64,091,459)
Market Value at End of Period	$405,330,207
Net Realized Gains During the Period	$9,295,704
Dividend Income Earned During the Period	$559,698

6. Capital Share Activity

The following table summarizes the capital share activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	4,787,810	$378,629,211	12,010,702	$859,013,339
Reinvested	—	—	280,347	19,097,244
Redeemed	(6,229,867)	(487,816,532)	(9,413,215)	(673,945,503)
Total	(1,442,057)	$(109,187,321)	2,877,834	$204,165,080

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	464,281	$35,573,557	1,797,536	$125,175,867
Reinvested	—	—	83,608	5,572,497
Redeemed	(2,613,231)	(202,685,748)	(2,534,382)	(176,094,660)
Total	(2,148,950)	$(167,112,191)	(653,238)	$(45,346,296)

The following table summarizes the capital share activity in Institutional Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	1,325,722	$35,271,236	14,669,278	$353,429,905
Redeemed	(3,600,139)	(95,328,845)	(4,053,808)	(96,004,772)
Total	(2,274,417)	$(60,057,609)	10,615,470	$257,425,133

The following table summarizes the capital share activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	46,185	$1,208,394	151,112	$3,483,376
Redeemed	(180,495)	(4,664,744)	(588,015)	(13,518,396)
Total	(134,310)	$(3,456,350)	(436,903)	$(10,035,020)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	7,630	$74,585	36,169	$322,307
Redeemed	(2,288)	(23,044)	(2,712)	(23,295)
Total	5,342	$51,541	33,457	$299,012

The following table summarizes the capital share activity in Investors Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	—	$—	2,557	$23,250
Redeemed	—	—	(3,770)	(34,125)
Total	—	$—	(1,213)	$(10,875)

The following table summarizes the capital share activity in Institutional Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	—	$—	12,169	$85,000
Redeemed	(3,361)	(27,500)	(2,523)	(16,200)
Total	(3,361)	$(27,500)	9,646	$68,800

The following table summarizes the capital share activity in Investors Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	2,359	$19,039	311,119	$2,182,550
Redeemed	(23,071)	(189,811)	(48,200)	(337,866)
Total	(20,712)	$(170,772)	262,919	$1,844,684

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of March 31, 2025, the Funds had a significant value of their net assets invested in stocks within the Russell ICB industries as follows:

Fund	Russell ICB Industry	% Net Assets
Small Cap Fund	Industrials	37.9%
	Technology	24.1%
SMid Cap Fund	Industrials	37.0%
	Technology	22.0%
Mid Cap Fund	Industrials	29.0%
	Technology	21.5%
Discovery Fund	Industrials	34.8%
	Health Care	23.0%

The Funds consider companies to be “in the same industry” for purposes of industry concentration if the companies are categorized in the same Russell ICB subsector. None of the Funds concentrated their investments by investing more than 25% of their net assets in a single Russell ICB subsector.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Recent Market Risk

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or a Fund. These types of events and others like them may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include, but are not limited to, embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement, including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment. The ultimate impact of these events on the financial performance of a Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CONESTOGA FUNDS
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an in-person meeting held on November 11, 2024, the Board of Trustees (the “Board”) of the Conestoga Funds (the “Trust”) considered the annual renewals of the advisory agreements with Conestoga Capital Advisors, LLC (“CCA” or the “Adviser”) on behalf of the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund,” together with the Small Cap Fund, the SMid Cap Fund and the Mid Cap Fund, the “Funds,” each a “Fund”), respectively (the “Investment Advisory Agreements”) between each Fund and the Adviser.

In evaluating the Investment Advisory Agreements, generally the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) relied upon their knowledge of CCA, CCA’s services and the Funds, resulting from the Independent Trustees’ meetings and interactions with management historically and throughout the previous year. The Independent Trustees also relied upon written materials and oral presentations regarding the Investment Advisory Agreements, which the Independent Trustees had received as requested in preparation for their consideration of the Investment Advisory Agreements and initially discussed with CCA and the full Board earlier in the meeting. Among other materials, the Independent Trustees considered the report created by FUSE Research Network, LLC (“FUSE”), an independent, third-party service provider, which provided comparisons of the Funds’ fees and performance against a peer universe and peer group of similar mutual funds.

The Independent Trustees reviewed and considered the nature, extent and quality of the investment advisory services provided by CCA under the Investment Advisory Agreements, including portfolio management, investment research, equity securities trading and monitoring for best execution, and adviser resources dedicated to the Funds. The Independent Trustees also reviewed and considered the nature, extent and quality of the non-advisory and administrative services provided to the Funds by the Adviser, including accounting, clerical, bookkeeping, business management and planning, and the provision of supplies, office space and utilities. In addition, the Independent Trustees considered CCA’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Adviser’s capabilities in providing (or overseeing) the administrative, legal and compliance services needed to support the management

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered CCA’s willingness to add personnel as the Funds have grown to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as CCA’s ability to continue to provide these services based on the Adviser’s experience, operations, and resources and concluded that they supported the continuation of the Investment Advisory Agreements.

The Independent Trustees placed a significant emphasis on the investment performance of each of the Funds. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewals. The Independent Trustees also took into consideration CCA’s explanations for each Fund’s performance, as well as the Adviser’s expectations for the acceptable performance of each Fund over longer-term periods. In addition, the Independent Trustees reviewed a Morningstar Risk Analysis for each of the Funds and considered CCA’s discussion of Fund performance on a risk-adjusted basis.

The Independent Trustees reviewed information comparing the Small Cap Fund’s total returns for various periods ended September 30, 2024 (annualized for periods greater than one year) to the performance of: (1) the Russell 2000 Growth Index, (2) six other comparable small cap mutual funds provided by CCA (the “Small Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Small Cap Fund and thirteen other small growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Small Cap Fund (Investors Share Class) outperformed the Russell 2000 Growth Index for the quarter, 10-year and since inception periods and underperformed the Index for the year-to-date and one-year periods. The Independent Trustees also considered the Fund’s performance against the Small Cap Peer Group, noting that the Fund (Investors Share Class) ranked fifth on a year-to-date, three-year, and five-year annual return basis. The Independent Trustees reviewed the Small Cap Fund’s performance against the FUSE Peer Group, noting that the Small Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the three-month, three-year, ten-year and since inception periods ended September 30, 2024, but had underperformed the Index for the one-year and five-year periods. The Independent Trustees also reviewed the Small Cap Fund’s performance against the FUSE

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

Peer Universe, noting that the Small Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the three-month, ten-year and since inception periods ended September 30, 2024, but had underperformed the for the one-year, three-year and five-year periods.

The Independent Trustees reviewed information comparing the SMid Cap Fund’s total returns for various periods ended September 30, 2024 (annualized for periods greater than one year) to the performance of: (1) the Russell 2500 Growth Index, (2) five other comparable smid cap mutual funds provided by CCA (the “SMid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the SMid Cap Fund and twelve other smid growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the SMid Cap Fund (Investors Share Class) outperformed the Russell 2500 Growth Index for the quarter, year-to-date, one-year, three-year, ten-year and since inception periods. The Independent Trustees also considered the Fund’s performance against the SMid Cap Peer Group, noting that the Fund (Investors Share Class) ranked fourth on a year-to-date annual return basis, third on a one-year annual return basis and fifth on a three-year annual return basis. The Independent Trustees reviewed the SMid Cap Fund’s performance against the FUSE Peer Group, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Group median for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended September 30, 2024. The Independent Trustees also reviewed the SMid Cap Fund’s performance against the FUSE Peer Universe, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Universe median for the three-month, one-year, three-year and ten-year periods ended September 30, 2024, and slightly underperformed for the since inception period.

With respect to the Mid Cap Fund, the Independent Trustees considered the limited performance history of the Fund. The Independent Trustees reviewed information comparing the Mid Cap Fund’s total returns for various periods ended September 30, 2024 (annualized for periods greater than one year) to the performance of: (1) the Russell Mid Cap Growth Index, (2) five other comparable mid cap mutual funds provided by CCA (the “Mid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Mid Cap Fund and thirteen other mid-cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Mid Cap Fund (Investors Share Class) had outperformed the Russell Mid Cap Growth Index for the three-month period ended September 30, 2024, but had underperformed the Index for the year-to-date and one-

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

year periods. The Independent Trustees also considered the Fund’s performance against the Mid Cap Peer Group, noting that the Fund (Investors Share Class) ranked fourth on a year-to-date basis and fifth on a one-year annual return basis. The Independent Trustees reviewed the Mid Cap Fund’s performance against the FUSE Peer Group, noting that the Mid Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the three-month period ended September 30, 2024 and underperformed for the one-year, three-year and since inception periods. The Independent Trustees also reviewed the Mid Cap Fund’s performance against the FUSE Peer Universe, noting that the Mid Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the three-month and since inception periods ended September 30, 2024.

The Independent Trustees reviewed information comparing the Discovery Fund’s total returns for various periods ended September 30, 2024 (annualized for periods great than one year) to the performance of: (1) the Russell Micro Cap Growth Index, (2) five other comparable micro cap mutual funds provided by CCA (the “Micro Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Discovery Fund and nine other micro cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Discovery Fund (Investors Share Class) had underperformed the Russell Micro Cap Growth Index for the year-to-date, one-year, and three-year periods ended September 30, 2024, but had outperformed the Index for the since inception period. The Independent Trustees also considered the Discovery Fund’s against the Micro Cap Peer Group, noting that the Discovery Fund (Investors Share Class) ranked sixth on a year-to-date, one-year and one-year annual return basis. The Independent Trustee reviewed the Discovery Fund’s performance against the FUSE Peer Group, noting that the Discovery Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the three-month period, but had underperformed for the one-year and since inception periods ended September 30, 2024. The Independent Trustees also reviewed the Discovery Fund’s performance against the FUSE Peer Universe, noting that the Discovery Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the three-month, but had underperformed for the one-year and since inception periods ended September 30, 2024. The Independent Trustees took into consideration CCA’s explanation for the recent underperformance of the Discovery Fund and noted that they would continue to monitor future performance.

Based on the foregoing, the Independent Trustees concluded that CCA’s performance in managing each of the Funds indicated that the Adviser’s continued management will benefit the Funds and their shareholders.

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

The Independent Trustees considered the Funds’ expense levels, including the effect of the Funds’ expense limitation arrangements with CCA, which apply on a Fund-by-Fund basis and require CCA to assume the operating expenses of the Funds (with exceptions) above a certain limit. The Independent Trustees considered the Adviser’s undertaking to continue such expense limitations until at least January 31, 2026, at current levels. The Independent Trustees compared the net expense ratios and net management fees of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund to the net expense ratios and net management fees of each Fund’s respective FUSE Peer Group and FUSE Peer Universe. The Independent Trustees noted that the net management fee and net expense ratio for each Class of each Fund was in the 40th percentile or better of the FUSE Peer Group, except for: (1) the net advisory fee of the Small Cap Fund (Institutional Class Shares), which was seven basis points higher than the median of the FUSE Peer Group and in the 79th percentile; and (2) the net expense ratio of the Discovery Fund (Investors Class Shares), which was in the 56th percentile of the FUSE Peer Group. The Independent Trustees also discussed the competitiveness of the Discovery Fund’s net expense ratio as compared to the FUSE Peer Universe in light of the size of the Fund.

Overall, the Independent Trustees concluded that the management fees paid by the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and the Discovery Fund were reasonable in comparison to the management fees of the respective peer groups. The Independent Trustees also concluded that the management fees paid by the Funds to CCA were reasonable in comparison to the management fees charged by the Adviser to its other advisory clients, particularly when considering the nature of the services provided to Fund shareholders versus CCA’s other clients. While intending to continuously monitor the fee structures of the Funds, the Independent Trustees found their expense structures to be acceptable in view of the nature and structure of Fund operations, CCA’s contractual agreements to limit Fund operating expenses, and, with respect to the Mid Cap Fund and the Discovery Fund, the size of the Funds.

The Independent Trustees reviewed the costs of the services provided by CCA and discussed the profitability of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund advisory relationships to the Adviser. The Independent Trustees considered “fall-out benefits” that could be derived by CCA from its relationship with the Funds. The Independent Trustees also considered CCA’s use of “soft dollar” arrangements. Under such arrangements, it was noted, brokerage commissions paid by the Funds and/or other accounts managed by CCA would be used to pay for research that a securities broker obtains from third parties. The Independent Trustees considered CCA’s representation that the Funds’ fee structures reflect economies of scale and considered the asset size of the Mid Cap Fund and the Discovery Fund and potential economies of scale in the future. The Independent Trustees also considered the entrepreneurial risk undertaken by CCA in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds.

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

After further discussion and consultation with Independent Trustee counsel, the Independent Trustees agreed that they have been provided with sufficient information with which to approve the Investment Advisory Agreements for another year with respect to each of the Funds.

Following further consideration of the foregoing factors and such other matters as were deemed relevant, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by CCA to the Funds, as well as the costs that were incurred and benefits that were gained by the Adviser in providing such services. As a result, the Independent Trustees concluded that it was in the best interests of the Funds’ shareholders to approve the continuation of the Investment Advisory Agreements and the Independent Trustees determined to approve the Investment Advisory Agreements.

Interested Trustees

Robert M. Mitchell, Chairman and
Chief Executive Officer
Mark S. Clewett, Senior Vice President

Independent Trustees

Nicholas J. Kovich, Lead Independent Trustee
James G. Logue
Denise C. Marbach
M. Eugenie G. Logue
James R. Warren

Investment Adviser

Conestoga Capital Advisors, LLC
CrossPoint at Valley Forge
550 E. Swedesford Road, Suite 120
Wayne, PA 19087

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

UMB Bank, NA
928 Grand Blvd.
Kansas City, MO 64106

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, PA 19103

Conestoga Funds’ Officers

Robert M. Mitchell, Chairman and
Chief Executive Officer
Duane R. D’Orazio, Secretary and Chief Compliance Officer
Mark S. Clewett, Senior Vice President
Joseph F. Monahan, Senior Vice President and Treasurer
Angela A. Simmons, Assistant Treasurer
Daniel D. Bauer, Assistant Treasurer
Neil Walker, Assistant Treasurer
Stephen L. Preston, Assistant Vice President
and Anti-Money Laundering Officer

This report is provided for the general information of the shareholders of the Conestoga Small Cap, SMid Cap, Mid Cap and Discovery Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics: Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 5, 2025

By (Signature and Title)*		/s/ Joseph F. Monahan
Joseph F. Monahan, Treasurer and Chief Financial Officer

Date	June 5, 2025

*	Print the name and title of each signing officer under his or her signature.